CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	Aug. 21, 2026	Jan. 20, 2026	May 23, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Reverse share split	0.2	0.0167	1